Goodwill (Tables)	3 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Three months ended	Year ended
	March 31, 2018	December 31, 2017
	(in thousands)
Opening balance	$769,058	$616,088
Current period acquisitions (Note 6)	—	129,222
Prior period acquisitions (Note 6)	(627)	1,393
Foreign exchange movement	8,038	22,355

Closing balance	$776,469	$769,058